Receivables	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
RECEIVABLES
5.	RECEIVABLES

As of December 31, 2021, accounts receivable consists of customer receivables, net a $11,500 allowance for doubtful accounts ($102,308) and GST receivable ($32,809). As of December 31, 2020 accounts receivable consists of amounts due from one customer ($373,202), GST receivable ($22,386) and share subscription receivable ($69,284). During 2020, the Company entered into an Accounts Receivable Purchase and Security Agreement (the “Factor Agreement”) with full recourse. Pursuant to the Factor Agreement, the factor advances funds to the Company for the right to collect cash flows from factored accounts receivable and charges fees for its services. The factor advances funds to the Company at 90% of accounts receivable factored. The outstanding balance bears a daily interest rate of 0.05%. As of December 31, 2020, 100% of the monies owed were collected by the Company and the factoring agent under the terms of the Factor Agreement. The Company expensed the fees and interest charged by the factoring agent as a loss on factoring within its financial statements, which totaled $38,727 during the twelve-month period ended December 31, 2020.